Corporate Information	12 Months Ended
Dec. 31, 2024
Corporate Information
Corporate Information

1. Corporate information

Gold Royalty Corp. ("GRC" or the "Company") is a company incorporated in Canada on June 23, 2020 and domiciled in Canada. GRC is principally engaged in acquiring gold-focused royalty and mineral streaming interests. The registered office of the Company is located at 1000 Cathedral Place, 925 West Georgia Street, Vancouver, British Columbia, V6C 3L2, Canada. The principal address of the Company is located at 1830 – 1188 West Georgia Street Vancouver, BC, V6E 4A2, Canada

The Company's common shares (the "GRC Shares") and common share purchase warrants ("Warrants") are listed on the NYSE American under the symbols "GROY" and "GROY-WT", respectively.